GOODWILL - Cash Generating Units (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 7,348,587	$ 7,318,594	$ 6,901,056
Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	100.00%
Goodwill	$ 465,905	$ 465,905
Cash-generating units four [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	6.70%
Goodwill	$ 31,304
Cash-generating units three [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	27.00%
Goodwill	$ 125,934
Cash-generating units two [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	30.80%
Goodwill	$ 143,287
Cash-generating units one [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	32.70%
Goodwill	$ 152,539
Cash-generating units five [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill allocated	2.80%
Goodwill	$ 12,841